Offsetting financial assets and liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of offsetting of financial assets [abstract]
Offsetting financial assets and liabilities
39 Offsetting financial assets and liabilities
The following tables include information about rights to offset and the related arrangements. The amounts included consist of all recognised financial instruments that are presented net in the statement of financial position under the IFRS netting criteria (legal right to offset and intention to settle net or to realise the asset and settle the liability simultaneously) and amounts presented gross in the statement of financial position but subject to enforceable master netting arrangements or similar arrangements.
At ING Group, amounts that are offset mainly relate to derivatives transactions, sale and repurchase agreements, securities lending agreements and cash pooling arrangements. A significant portion of offsetting is applied to OTC derivatives which are cleared through central clearing parties.
Related amounts not offset in the statement of financial position include transactions where:
•The counterparty has an offsetting exposure and a master netting or similar arrangement is in place with a right to offset only in the event of default, insolvency or bankruptcy, or the offsetting criteria are otherwise not satisfied; and
•In the case of derivatives and securities lending or sale and repurchase agreements, cash and non-cash collateral has been received or pledged to cover net exposure in the event of a default or other predetermined events. The effect of Over-collateralization is excluded.
The net amounts resulting after offsetting are not intended to represent ING’s actual exposure to counterparty risk, as risk management employs a number of credit risk mitigation strategies in addition to netting and collateral arrangements. Reference is made to the Risk Management Credit risk’ section ‘Credit risk mitigation'.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2024		Gross amounts of recognised financial assets	Gross amounts of recognised financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position		Net amount	Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
					Financial instruments	Cash and financial instruments received as collateral
Statement of financial position line item	Financial instrument
Loans and advances to banks [2]	Reverse repurchase, securities borrowing and similar agreements	3,752	-31	3,721		3,683	38	7,057	10,777
	Other
		3,752	-31	3,721		3,683	38	7,057	10,777
Financial assets at fair value through profit or loss
Trading and Non-trading	Reverse repurchase, securities borrowing and similar agreements	98,679	-49,365	49,315	219	48,676	420	16,112	65,426
	Derivatives [3]	93,034	-66,877	26,157	17,598	3,643	4,916	6,111	32,268
		191,713	-116,241	75,472	17,818	52,319	5,336	22,222	97,694
Loans and advances to customers [4]	Reverse repurchase, securities borrowing and similar agreements	4,444	-1,216	3,228		3,191	37	243	3,471
	Cash pools	237,248	-234,838	2,410	65	1,730	615		2,410
		241,691	-236,053	5,638	65	4,921	652	243	5,881
Other items where offsetting is applied in the statement of financial position [5]		6,666	-6,284	382	79		303		382

Total financial assets		443,822	-358,609	85,213	17,962	60,922	6,329	29,522	114,735
[1]‘The statement of financial position total’ is the sum of ‘Net amounts of financial assets presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2024, the total amount of ‘Loans and advances to banks’ excluding repurchase agreements is EUR 10,992 million which is not subject to offsetting.
[3]Derivative assets and derivative liabilities include certain exchange traded future and option positions with the same underlying.
4At 31 December 2024, the total amount of ‘Loans and advances to customers’ excluding repurchase agreements is EUR 683,611 million of which the net cash pool position of EUR 2,410 million is subject to offsetting.
[5]Other items include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and are included in ‘Other Assets – Amounts to be settled’ for EUR 3,550 million in the statement of financial position of which EUR 382 million is subject to offsetting as at 31 December 2024.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2023		Gross amounts of recognised financial assets	Gross amounts of recognised financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position		Net amount	Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
					Financial instruments	Cash and financial instruments received as collateral
Statement of financial position line item	Financial instrument
Loans and advances to banks [2]	Reverse repurchase, securities borrowing and similar agreements	1,840	-29	1,811		1,811		3,440	5,251
	Other
		1,840	-29	1,811		1,811		3,440	5,251
Financial assets at fair value through profit or loss
Trading and Non-trading	Reverse repurchase, securities borrowing and similar agreements	76,304	-34,738	41,566	235	41,063	268	22,091	63,657
	Derivatives	105,928	-83,312	22,617	14,868	2,915	4,834	5,091	27,708
		182,232	-118,049	64,183	15,103	43,977	5,102	27,182	91,365
Loans and advances to customers [3]	Reverse repurchase, securities borrowing and similar agreements							499	499
	Cash pools	236,233	-234,617	1,616	41	1,217	358		1,616
		236,233	-234,617	1,616	41	1,217	358	499	2,115
Other items where offsetting is applied in the statement of financial position [4]		7,124	-6,428	695	21		675		695

Total financial assets		427,428	-359,124	68,305	15,165	47,005	6,135	31,121	99,425
[1]‘The statement of financial position total’ is the sum of ‘Net amounts of financial assets presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2023, the total amount of ‘Loans and advances to banks’ excluding repurchase agreements is EUR 11,458 million which is not subject to offsetting.
3At 31 December 2023, the total amount of ‘Loans and advances to customers’ excluding repurchase agreements is EUR 646,814 million of which the net cash pool position of EUR 1,616 million is subject to offsetting.
[4]Other items include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and are included in ‘Other Assets – Amounts to be settled’ for EUR 3,869 million in the statement of financial position of which EUR 695 million is subject to offsetting as at 31 December 2023.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2024					Related amounts not offset in the statement of financial position			Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
		Gross amounts of recognised financial liabilities	Gross amounts of recognised financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Financial instruments	Cash and financial instruments pledged as collateral	Net amount
Statement of financial position line item	Financial instrument
Deposits from banks [2]	Repurchase, securities lending and similar agreements	64	-31	33		33			33
	Other	62	-62
		126	-93	33		33			33
Customer deposits [4]	Repurchase, securities lending and similar agreements	1,214	-1,214					1	1
	Cash pools	251,655	-234,838	16,817	21		16,796		16,817
		252,868	-236,052	16,817	21		16,796	1	16,818
Financial liabilities at fair value through profit or loss
Trading and Non-trading	Repurchase, securities lending and similar agreements	81,384	-49,365	32,019	219	31,669	130	11,670	43,689
	Derivatives [3]	89,386	-67,731	21,655	17,639	2,745	1,272	6,612	28,267
		170,769	-117,095	53,674	17,858	34,414	1,402	18,282	71,956

Other items where offsetting is applied in the statement of financial position [5]		5,609	-5,368	242	83		159		242

Total financial liabilities		429,373	-358,608	70,765	17,962	34,447	18,357	18,283	89,049
[1]‘The statement of financial position total’ is the sum of ‘Net amounts of financial liabilities presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2024, the total amount of ‘Deposits from banks’ excluding repurchase agreements is EUR 16,690 million of which EUR 0 million is subject to offsetting.
[3]Derivative assets and derivative liabilities include certain exchange traded future and option positions with the same underlying.
4At 31 December 2024, the total amount of ‘Customers deposits’ excluding repurchase agreements is EUR 691,661 million of which the net cash pool position of EUR 16,817 million is subject to offsetting.
[5]Other items include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and are included in ‘Other Liabilities – Amounts to be settled’ for EUR 4,290 million in the statement of financial position of which EUR 242 million is subject to offsetting as at 31 December 2024.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2023					Related amounts not offset in the statement of financial position			Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
		Gross amounts of recognised financial liabilities	Gross amounts of recognised financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Financial instruments	Cash and financial instruments pledged as collateral	Net amount
Statement of financial position line item	Financial instrument
Deposits from banks [2]	Repurchase, securities lending and similar agreements	29	-29					2,064	2,064
	Other	290	-290
		319	-319					2,064	2,064
Customer deposits [3]	Repurchase, securities lending and similar agreements
	Cash pools	249,734	-234,617	15,116	13		15,103		15,116
		249,734	-234,617	15,116	13		15,103		15,116
Financial liabilities at fair value through profit or loss
Trading and Non-trading	Repurchase, securities lending and similar agreements	76,581	-34,738	41,844	235	41,653	-44	14,222	56,065
	Derivatives	101,218	-82,677	18,541	14,881	3,455	204	6,607	25,148
		177,799	-117,415	60,384	15,117	45,108	160	20,829	81,213

Other items where offsetting is applied in the statement of financial position [4]		7,285	-6,773	512	35		477		512

Total financial liabilities		435,137	-359,124	76,013	15,165	45,108	15,740	22,892	98,905
[1]‘The statement of financial position total’ is the sum of ‘Net amounts of financial liabilities presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2023, the total amount of ‘Deposits from banks’ excluding repurchase agreements is EUR 21,193 million of which EUR 0 million is subject to offsetting.
3At 31 December 2023, the total amount of ‘Customers deposits’ excluding repurchase agreements is EUR 650,179 million of which the net cash pool position of EUR 15,116 million is subject to offsetting.
[4]Other items include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and are included in ‘Other Liabilities – Amounts to be settled’ for EUR 6,509 million in the statement of financial position of which EUR 512 million is subject to offsetting as at 31 December 2023.